Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
7.	FAIR VALUE MEASUREMENTS

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly, hypothetical transaction between market participants at the measurement date, or exit price. ASC 820, Fair Value Measurement, which establishes three levels of inputs that are used to measure fair value:

●	Level 1: quoted prices in active markets for identical assets or liabilities.

●	Level 2: observable inputs other than quoted market prices included within Level 1 that are observable, either directly or indirectly, for the assets or liabilities.

●	Level 3: unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities, including indicative pricing from third parties for similar instruments and asset-specific yield adjustments for elements such as credit risk.

7.	FAIR VALUE MEASUREMENTS

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly, hypothetical transaction between market participants at the measurement date, or exit price. ASC 820, Fair Value Measurement, which establishes three levels of inputs that are used to measure fair value:

●	Level 1: quoted prices in active markets for identical assets or liabilities.

●	Level 2: observable inputs other than quoted market prices included within Level 1 that are observable, either directly or indirectly, for the assets or liabilities.

●	Level 3: unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities, including indicative pricing from third parties for similar instruments and asset-specific yield adjustments for elements such as credit risk.

Assets and liabilities not measured and recorded at fair value

The Company’s consolidated financial instruments are not measured at fair value on a recurring basis, as the carrying values of the instruments approximate their fair values due to their liquid or short-term natures.